January 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Smith Barney Aggressive Growth Fund Inc.

Securities Act File No. 002-84199

Investment Company Act File No. 811-3762

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Post-Effective Amendment No. 33 filed on December 29, 2005, which became effective on December 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Harris Goldblat

Harris Goldblat